Expenses by nature	12 Months Ended
Jun. 30, 2018
Expenses By Nature
Expenses by nature

26. Expenses by nature

The Group disclosed expenses in the statements of income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2018, 2017 and 2016.

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.18
Leases, services charges and vacant property costs	2	59	18	136	215
Depreciation and amortization	172	2,266	584	914	3,936
Doubtful accounts	-	2	-	271	273
Advertising, publicity and other selling expenses	-	270	6	1,307	1,583
Taxes, rates and contributions	21	336	96	312	765
Maintenance and repairs	47	1,733	173	99	2,052
Fees and payments for services	6	2,121	924	76	3,127
Director's fees	-	-	302	-	302
Food, beverage and other lodging expenses	-	86	-	-	86
Payroll and social security liabilities	241	2,754	1,934	1,525	6,454
Cost of sale of goods and services	-	5,133	-	-	5,133
Cost of sale of agricultural products and biological assets	(14)	2,552	-	-	2,538
Supplies and labors	1,809	1,884	1	11	3,705
Freights	21	1	-	330	352
Bank commissions and expenses	-	38	12	9	59
Conditioning and clearance	-	-	-	59	59
Travel, library expenses and stationery	15	3	8	3	29
Interconnection and roaming expenses	-	2,066	-	-	2,066
Fees to other operators	-	2,576	-	-	2,576
Others	352	900	356	254	1,862
Total expenses by nature as of 06.30.18	2,672	24,780	4,414	5,306	37,172

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.17
Leases, services charges and vacant property costs	2	142	27	8	179
Depreciation and amortization	55	1,882	526	1,055	3,518
Doubtful accounts	-	-	-	209	209
Advertising, publicity and other selling expenses	-	284	-	1,085	1,369
Taxes, rates and contributions	17	238	30	260	545
Maintenance and repairs	36	1,471	107	5	1,619
Fees and payments for services	8	3,642	714	50	4,414
Director's fees	-	-	234	-	234
Food, beverage and other lodging expenses	-	88	4	-	92
Payroll and social security liabilities	122	2,229	1,491	1,177	5,019
Cost of sale of goods and services	-	4,181	-	-	4,181
Cost of sale of agricultural products and biological assets	-	1,301	-	-	1,301
Supplies and labors	1,716	1,313	-	7	3,036
Freights	22	1	-	249	272
Bank commissions and expenses	1	14	9	5	29
Conditioning and clearance	-	-	-	48	48
Travel, library expenses and stationery	16	20	9	1	46
Interconnection and roaming expenses	-	-	-	-	-
Fees to other operators	-	-	-	-	-
Others	-	2,524	477	344	3,345
Total expenses by nature as of 06.30.17	1,995	19,330	3,628	4,503	29,456

	Production costs	Costs (i)	General and administrative expenses	Selling expenses	Total as of 06.30.16
Leases, services charges and vacant property costs	1	54	9	1	65
Depreciation and amortization	67	745	261	539	1,612
Doubtful accounts	-	-	62	10	72
Advertising, publicity and other selling expenses	-	282	-	489	771
Taxes, rates and contributions	13	226	20	225	484
Maintenance and repairs	24	681	76	4	785
Fees and payments for services	5	880	437	39	1,361
Director's fees	-	-	201	-	201
Food, beverage and other lodging expenses	-	-	-	-	-
Payroll and social security liabilities	90	1,586	718	516	2,910
Cost of sale of goods and services	-	1,558	-	-	1,558
Cost of sale of agricultural products and biological assets	-	1,674	-	2	1,676
Supplies and labors	1,011	54	-	1	1,066
Freights	13	1	-	145	159
Bank commissions and expenses	-	10	7	4	21
Conditioning and clearance	-	-	-	30	30
Travel, library expenses and stationery	12	4	6	1	23
Interconnection and roaming expenses	-	-	-	-	-
Fees to other operators	-	-	-	-	-
Others	-	1,625	153	167	1,945
Total expenses by nature as of 06.30.16	1,236	9,380	1,950	2,173	14,739

(i) Includes Ps. 12, Ps. 10 and Ps. 9 of other agricultural operating costs as of June 30 2018, 2017 and 2016, respectively.